Investee Companies and other investments (Subsidiaries) (Narrative) (Details) € in Thousands	1 Months Ended						12 Months Ended
	Apr. 17, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017	Jul. 31, 2016	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 27, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Sep. 30, 2020 EUR (€)	Dec. 20, 2019 Number	Nov. 30, 2019 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 30, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Amount of loan							€ 198,169	€ 198,169	€ 93,320
Acquisition-related costs								60
Revenue								€ 9,645	18,988	€ 18,117
Discount rate							6.00%	6.00%
Equity			€ 76,957				€ 125,026	€ 125,026	107,566	76,957						€ 77,500
Capital gain									18,770
Ellomay Luxembourg [Member]
Disclosure of subsidiaries [line items]
Deferred payment received											€ 1,400
Groen Gas Gelderland B.V [Member]
Disclosure of subsidiaries [line items]
Green gas production capacity per year								9.5 million
Repayment of shares and shareholder loans								€ 1,567
Repayment of other existing loans								5,897
Amount receivable for subsidy payments								€ 493
Groen Gas Gelderland B.V [Member] | License [Member]
Disclosure of subsidiaries [line items]
Green gas production capacity per year								7.5 million
Italian indirect wholly-owned subsidiaries [Member]
Disclosure of subsidiaries [line items]
Amount of loan							30,725	€ 30,725
Adjusted amount of funds received							2,300	2,300
Aggregate purchase price							38,700	38,700
Fair value of identifiable assets acquired and liabilities assumed							7,464	7,464
Number of subsidiaries sold | Number														10
Indemnification for potential tax liabilities							250	250
Indemnification for potential incentive reduction							€ 500	€ 500
Indemnification for potential incentive reduction second									€ 2,100
Israel Electricity Authority [Member]
Disclosure of subsidiaries [line items]
Period of concession project								16 years
Weighted interest rate							5.90%	5.90%
Euro [Member]
Disclosure of subsidiaries [line items]
Amount of loan												€ 750
Weighted interest rate												3.00%
Groen Gas Oude-Tonge Anaerobic Digestion Project [Member] | Euro [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries					51.00%
Ellomay Luxembourg [Member]
Disclosure of subsidiaries [line items]
Percentage of payment of shares															100.00%
Ellomay Luxembourg [Member] | Euro [Member]
Disclosure of subsidiaries [line items]
Advance payment															€ 1,250
Additional advance payment													€ 304
Ellomay Luxembourg [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries						51.00%
Ellomay Luxembourg [Member] | Groen Goor Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries						51.00%
Ludan [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries						49.00%
Talmei Yosef [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries					100.00%
Percentage of financed amount					100.00%
Period of plant operate								20 years
Electricity produced per KWP | $ / shares							€ 0.9631
Groen Goor and Groen Gas Oude-Tonge [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Amount of loan		€ 3,000
Percentage of Acquired additional interest subsidiaries		49.00%
Talasol [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries	24.50%
Aggregate purchase price																	€ 10,000
Output percentage of financial power swap				80.00%
Period of financial power swap				10 years
Proceeds from project finance			€ 177,000
EPC Agreement [Member]
Disclosure of subsidiaries [line items]
Fixed and lump-sum amount				€ 192,500
Talasol SPA [Member]
Disclosure of subsidiaries [line items]
Percentage of payment of shares	49.00%
Project financing aggregate amount	€ 16,100
Deferred aggregate purchase price	1,400
Equity	6,100
Payment of shares	4,900
Recognized amount in equity	6,100
Associated expenses in equity	€ 700